INTANGIBLE ASSETS, NET AND GOODWILL - Allocation of goodwill (Details) ₫ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 VND (₫)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 VND (₫)
INTANGIBLE ASSETS, NET AND GOODWILL
Goodwill			₫ 272,203
Goodwill Impairment Loss	₫ 272,000	$ 11.4
Accumulated impairment loss on goodwill			₫ 0
Terminal growth rate	3.00%	3.00%	3.00%
Discount rate applied to cash flow projections	16.00%	16.00%	15.00%
Automotive
INTANGIBLE ASSETS, NET AND GOODWILL
Goodwill			₫ 262,252
E-scooter
INTANGIBLE ASSETS, NET AND GOODWILL
Goodwill			₫ 9,951